UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Horizon Spin-off and Corporate Restructuring Fund

(Class A: LSHAX)

(Class C: LSHCX)

(Institutional Class: LSHUX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2017

Horizon Spin-off and Corporate Restructuring Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11
Supplemental Information	19
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Horizon Spin-off and Corporate Restructuring Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Horizon Spin-off and Corporate Restructuring Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 89.7%
	Basic Materials – 3.9%
	Chemicals-Fibers – 0.4%
5,800	Rayonier Advanced Materials, Inc.	$83,346

	Chemicals-Specialty – 3.5%
15,600	CSW Industrials, Inc.*	765,180
		848,526
	Communications – 17.0%
	Broadcasting – 1.1%
6,000	Liberty SiriusXM Group - Class C*	249,900

	Cable Distributor – 7.1%
1,700	Cable One, Inc.	1,206,677
4,000	Liberty Broadband Corp. - Class A*	344,840
		1,551,517
	E-Marketing/Information – 1.8%
25,000	New Media Investment Group, Inc.	399,250

	Media – 3.1%
20,000	EW Scripps Co. - Class A*	346,800
14,400	TEGNA, Inc.	176,112
3,500	Tribune Media Co. - Class A	143,255
		666,167
	Multimedia – 1.0%
1,590	Liberty Braves Group - Class C*	37,540
4,850	Liberty Formula One - Class A*	176,540
		214,080
	Publishing-Newspapers – 0.3%
7,700	Gannett Co., Inc.	66,990

	Satellite Telecom – 2.6%
10,000	EchoStar Corp. - Class A*	559,500
		3,707,404
	Consumer, Cyclical – 1.5%
	Motion Pictures & Services – 1.2%
9,633	Lions Gate Entertainment Corp. - Class B*1	266,449

	Retail-Sporting Goods – 0.3%
3,200	Vista Outdoor, Inc.*	66,912
		333,361
	Consumer, Non-cyclical – 12.1%
	Beverages and Tobacco Product Manufacturing – 0.5%
10,000	Crimson Wine Group Ltd.*	101,500

	Commercial Services-Finance – 4.3%
12,900	PayPal Holdings, Inc.*	936,024

Horizon Spin-off and Corporate Restructuring Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
	Diversified Operations/Commercial Services – 0.0%
3,600	Civeo Corp.*1	$7,524

	Educational Services – 4.1%
1,600	Graham Holdings Co. - Class B	890,320

	Medical Products – 2.0%
10,600	Halyard Health, Inc.*	446,790

	Medical-Drugs – 0.2%
797	Prestige Brands Holdings, Inc.*	37,379

	Rental Auto/Equipment – 1.0%
9,000	Hertz Global Holdings, Inc.*	223,830
		2,643,367
	Energy – 20.1%
	Oil & Gas – 20.0%
10,730	Texas Pacific Land Trust	4,369,470

	Oil & Gas Extraction – 0.1%
313,600	Atlas Energy Group LLC*	24,461
		4,393,931
	Financial – 25.8%
	Asset Management – 5.9%
33,600	Associated Capital Group, Inc. - Class A	1,246,560
600	Onex Corp.[1]	45,816
		1,292,376
	Holding Company – 4.0%
42,900	Dundee Corp. - Class A*1	104,376
13,800	Icahn Enterprises LP	761,622
		865,998
	Investment Companies – 1.4%
17,300	Capital Southwest Corp.	299,636

	Lessors of Non-Residential Buildings (Except Miniwarehouses) – 9.2%
15,700	Howard Hughes Corp.*	2,003,791

	Real Estate – 5.3%
204,000	Dream Unlimited Corp. - Class A*1	1,168,043
		5,629,844
	Industrial – 9.3%
	General Building Products – 1.0%
5,700	Masco Corp.	226,974

	Machinery Manufacturing – 1.4%
32,100	Manitowoc Co., Inc.*	305,592

	Machinery-General Industry – 3.4%
33,300	Welbilt, Inc.*	734,598

Horizon Spin-off and Corporate Restructuring Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
	Transport-Marine – 3.5%
79,800	AP Moller - Maersk A/S - ADR[1]	$764,245
		2,031,409
	Total Common Stocks (Cost $15,130,378)	19,587,842

Principal Amount

	Short-Term Investments – 2.9%
$627,144	UMB Money Market Fiduciary, 0.01%[2]	627,144

	Total Short-Term Investments (Cost $627,144)	627,144

	Total Investments – 92.6% (Cost $15,757,522)	20,214,986
	Other Assets in Excess of Liabilities – 7.4%	1,608,249

	Total Net Assets – 100.0%	$21,823,235

ADR – American Depository Receipt

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil & Gas	20.0%
Lessors of Non-Residential Buildings (Except Miniwarehouses)	9.2%
Cable Distributor	7.1%
Asset Management	5.9%
Real Estate	5.3%
Commercial Services-Finance	4.3%
Educational Services	4.1%
Holding Company	4.0%
Chemicals-Specialty	3.5%
Transport-Marine	3.5%
Machinery-General Industry	3.4%
Media	3.1%
Satellite Telecom	2.6%
Medical Products	2.0%
E-Marketing/Information	1.8%
Machinery Manufacturing	1.4%
Investment Companies	1.4%
Motion Pictures & Services	1.2%
Broadcasting	1.1%
General Building Products	1.0%
Rental Auto/Equipment	1.0%
Multimedia	1.0%
Beverages and Tobacco Product Manufacturing	0.5%
Chemicals-Fibers	0.4%
Publishing-Newspapers	0.3%
Retail-Sporting Goods	0.3%
Medical-Drugs	0.2%
Oil & Gas Extraction	0.1%
Diversified Operations/Commercial Services	0.0%
Total Common Stocks	89.7%
Short-Term Investments	2.9%
Total Investments	92.6%
Other Assets in Excess of Liabilities	7.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $15,757,522)	$20,214,986
Receivables:
Investment securities sold	1,703,184
Dividends and interest	3,793
Prepaid expenses	8,222
Total assets	21,930,185

Liabilities:
Payables:
Fund shares redeemed	30,604
Advisory fees	8,901
Shareholder servicing fees (Note 8)	12,890
Transfer agent fees and expenses	8,818
Auditing fees	8,434
Custody fees	6,224
Distribution fees - Class A & Class C (Note 7)	5,761
Fund accounting fees	2,939
Fund administration fees	2,449
Chief Compliance Officer fees	2,269
Trustees' fees and expenses	928
Trustees' deferred compensation (Note 3)	145
Accrued other expenses	16,588
Total liabilities	106,950

Net Assets	$21,823,235

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,028,607
Accumulated undistributed net investment loss	(567,190)
Accumulated undistributed net realized gain on investments	904,354
Net unrealized appreciation on investments	4,457,464
Net Assets	$21,823,235

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$4,290,438
Shares of beneficial interest issued and outstanding	394,629
Redemption price[1]	10.87
Maximum sales charge (5.75% of offering price)[2]	0.66
Maximum offering price to public	$11.53

Class C Shares:
Net assets applicable to shares outstanding	$5,667,417
Shares of beneficial interest issued and outstanding	544,901
Redemption price[3]	$10.40

Institutional Shares:
Net assets applicable to shares outstanding	$11,865,380
Shares of beneficial interest issued and outstanding	1,086,803
Redemption price	$10.92

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	On sales of $50,000 or more, the sales charge may be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

STATEMENT OF OPERATIONS

For the Six Months Ended October 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $14)	$136,967
Interest	26
Total investment income	136,993

Expenses:
Advisory fees	109,662
Registration fees	34,722
Distribution fees - Class C (Note 7)	28,308
Distribution fees - Class A (Note 7)	5,426
Shareholder servicing fees (Note 8)	11,845
Custody fees	11,518
Legal fees	11,057
Fund administration fees	8,527
Auditing fees	8,385
Transfer agent fees and expenses	8,136
Fund accounting fees	7,260
Shareholder reporting fees	6,250
Chief Compliance Officer fees	5,095
Miscellaneous	3,032
Trustees' fees and expenses	2,610
Insurance fees	612
Total expenses	262,445
Advisory fees waived	(91,632)
Net expenses	170,813
Net investment loss	(33,820)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(702,690)
Net change in unrealized appreciation/depreciation on investments	2,942,720
Net realized and unrealized gain on investments	2,240,030

Net Increase in Net Assets from Operations	$2,206,210

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(33,820)	$68,414
Net realized gain (loss) on investments	(702,690)	2,119,392
Net change in unrealized appreciation/depreciation on investments	2,942,720	1,761,869
Net increase in net assets resulting from operations	2,206,210	3,949,675

Distributions to Shareholders:
From net realized gain:
Class A	-	(98,796)
Class C	-	(112,198)
Institutional Class	-	(234,363)
Total distributions to shareholders	-	(445,357)

Capital Transactions:
Net proceeds from shares sold:
Class A	137,755	519,984
Class C	-	167,241
Institutional Class	361,939	1,052,025
Reinvestment of distributions:
Class A	-	97,422
Class C	-	112,097
Institutional Class	-	231,186
Cost of shares redeemed:
Class A	(865,697)	(2,893,486)
Class C	(559,359)	(1,715,649)
Institutional Class	(1,740,343)	(15,334,344)
Net decrease in net assets from capital transactions	(2,665,705)	(17,763,524)

Total decrease in net assets	(459,495)	(14,259,206)

Net Assets:
Beginning of period	22,282,730	36,541,936
End of period	$21,823,235	$22,282,730

Accumulated undistributed net investment loss	$(567,190)	$(533,370)

Capital Share Transactions:
Shares sold:
Class A	13,467	56,647
Class C	-	18,841
Institutional Class	36,365	113,358
Shares reinvested:
Class A	-	10,064
Class C	-	12,028
Institutional Class	-	23,833
Shares redeemed:
Class A	(85,511)	(311,752)
Class C	(57,120)	(190,922)
Institutional Class	(170,085)	(1,752,462)
Net decrease in capital share transactions	(262,884)	(2,020,365)

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended April 30,
	For the Six Months Ended October 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.82	$8.52	$10.22	$10.32	$8.74	$6.91
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.03	- [2]	(0.03)	(0.03)	0.03
Net realized and unrealized gain (loss) on investments	1.06	1.45	(1.70)	(0.07)	1.60	1.87
Net increase from payment by affiliates (Note 3)	-	-	-	-	0.01	-
Total from investment operations	1.05	1.48	(1.70)	(0.10)	1.58	1.90

Less Distributions:
From net investment income	-	-	-	-	-	(0.07)
From net realized gain	-	(0.18)	-	-	-	-
Total distributions	-	(0.18)	-	-	-	(0.07)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]

Net asset value, end of period	$10.87	$9.82	$8.52	$10.22	$10.32	$8.74

Total return[3]	10.79%[5]	17.36%	(16.63)%	(0.97)%	18.08%[4]	27.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,291	$4,583	$6,067	$14,604	$12,536	$9,719

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.34%[6]	2.45%	1.74%	1.77%	1.94%	2.11%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.09)%[6]	(0.64)%	(0.19)%	(0.57)%	(0.76)%	(0.20)%
After fees waived and expenses absorbed	(0.25)%[6]	0.31%	0.05%	(0.30)%	(0.32)%	0.41%
Portfolio turnover rate	0%[5]	11%	2%	40%	18%	4%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Total return would have been 17.96% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended April 30,
	For the Six Months Ended October 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.43	$8.25	$9.97	$10.14	$8.64	$6.83
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.04)	(0.06)	(0.11)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	1.02	1.40	(1.66)	(0.06)	1.58	1.86
Net increase from payment by affiliates (Note 3)	-	-	-	-	0.01	-
Total from investment operations	0.97	1.36	(1.72)	(0.17)	1.50	1.85

Less Distributions:
From net investment income	-	-	-	-	-	(0.04)
From net realized gain	-	(0.18)	-	-	-	-
Total distributions	-	(0.18)	-	-	-	(0.04)

Net asset value, end of period	$10.40	$9.43	$8.25	$9.97	$10.14	$8.64

Total return[2]	10.29%[4]	16.46%	(17.25)%	(1.68)%	17.36%[3]	27.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,667	$5,678	$6,290	$12,057	$10,701	$9,108

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.09%[5]	3.20%	2.49%	2.52%	2.53%	2.61%
After fees waived and expenses absorbed	2.25%[5]	2.25%	2.25%	2.25%	2.09%	2.00%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.84)%[5]	(1.39)%	(0.94)%	(1.32)%	(1.35)%	(0.70)%
After fees waived and expenses absorbed	(1.00)%[5]	(0.44)%	(0.70)%	(1.05)%	(0.91)%	(0.09)%
Portfolio turnover rate	0%[4]	11%	2%	40%	18%	4%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If the sales charge was included total returns would be lower. Prior to January 1, 2014 the CDSC was 0.75%.
[3]	Total return would have been 17.25% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended April 30,
	For the Six Months Ended October 31, 2017 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.85	$8.53	$10.20	$10.27	$8.67	$6.86
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	0.05	0.03	(0.01)	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	1.07	1.45	(1.70)	(0.06)	1.60	1.85
Net increase from payment by affiliates (Note 3)	-	-	-	-	0.01	-
Total from investment operations	1.07	1.50	(1.67)	(0.07)	1.60	1.90

Less Distributions:
From net investment income	-	-	-	-	-	(0.09)
From net realized gain	-	(0.18)	-	-	-	-
Total distributions	-	(0.18)	-	-	-	(0.09)

Redemption fee proceeds[1]	-	-	-	-	-	- [2]

Net asset value, end of period	$10.92	$9.85	$8.53	$10.20	$10.27	$8.67

Total return[3]	10.86%[5]	17.57%	(16.37)%	(0.68)%	18.45%[4]	28.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,865	$12,022	$24,185	$52,312	$52,635	$39,375

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.09%[6]	2.20%	1.49%	1.52%	1.69%	1.86%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.84)%[6]	(0.39)%	0.06%	(0.32)%	(0.51)%	0.05%
After fees waived and expenses absorbed	0.00%[6]	0.56%	0.30%	(0.05)%	(0.07)%	0.66%
Portfolio turnover rate	0%[5]	11%	2%	40%	18%	4%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Total return would have been 18.34% had the Advisor not reimbursed the Fund for the loss on a portfolio investment.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2017 (Unaudited)

Note 1 – Organization

The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund. The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2015-2017 and as of and during the six months ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Securities Lending

The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund's behalf and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2017, there were no securities loaned by the Fund and there was no collateral due to broker by the Fund.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor engages Horizon Asset Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively until August 31, 2018, and may be terminated before that date only by the Trust’s Board of Trustees. Prior to January 1, 2014 the Advisor had contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.00% and 1.25% of the Fund's average daily net assets for Class A, Class C, and Institutional Class, respectively.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

For the six months ended October 31, 2017, the Advisor waived its advisory fees totaling $91,632. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2017, the amount of these potentially recoverable expenses was $679,258. The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2018	$204,685
2019	140,217
2020	242,724
2021	91,632
Total	$679,258

The “Net increase from payments by affiliates” in the Financial Highlights represents an amount reimbursed from the Advisor for the loss on a portfolio investment.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended October 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2017, are reported on the Statement of Operations.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,807,971
Gross unrealized appreciation	$8,888,793
Gross unrealized depreciation	(4,481,778)
Net unrealized appreciation on investments	$4,407,015

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2017 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$46,599
Undistributed long-term gains	919,340
Tax accumulated earnings	965,939

Accumulated capital and other losses	(579,969)
Unrealized appreciation on investments	2,202,448
Total accumulated earnings	$2,588,418

The tax character of distributions paid during the fiscal years ended April 30, 2017 and April 30, 2016 were as follows:

Distribution paid from:	2017	2016
Ordinary income	$-	$-
Long-term capital gains	445,357	-
Total distributions paid	$445,357	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended April 30, 2017, the Fund utilized $1,147,326 of its capital loss carryovers.

Note 5 – Redemption Fee

The Fund imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. As of August 31, 2012, the Fund no longer imposes the redemption fee.

Note 6 – Investment Transactions

For the six months ended October 31, 2017, purchases and sales of investments, excluding short-term investments, were $6,348 and $4,892,332, respectively.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. Prior to January 1, 2014 with respect to the Class A and Class C, the Plan provided for the payment of distribution fees at the annual rate of up to 0.25% and 0.75%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. During the six months ended October 31, 2017, HRC received $0 in sales charges from the Distributor for services rendered pursuant to the wholesaling agreement.

For the six months ended October 31, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Prior to January 1, 2014, the Trust, on behalf of the Fund, had adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$19,587,842	$-	$-	$19,587,842
Short-Term Investments	627,144	-	-	627,144
Total Investments	$20,214,986	$-	$-	$20,214,986

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not invest in warrants during the six months ended October 31, 2017.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund's related events and transactions that occurred through the date of issuance of the Fund's financial statements.

Horizon Spin-off and Corporate Restructuring Fund

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2017 (Unaudited)

On March 16, 2017, the Board of Trustees of Investment Managers Series Trust approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Horizon Spin-off and Corporate Restructuring Fund (the “Acquired Fund”), a series of the Trust, into a newly organized series of Kinetics Mutual Funds, Inc., subject to completion of certain due diligence reviews. On December 7, 2017, the Trust called a shareholder meeting at which shareholders of the Acquired Fund approved the Plan. The reorganization was completed on December 8, 2017.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Horizon Spin-Off and Corporate Restructuring Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Horizon Asset Management LLC (the “Sub-Advisor”) with respect to the Horizon Spin-Off and Corporate Restructuring Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Mid-Cap Blend fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended March 31, 2017; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the total return for the Fund for the one-year period was below the Fund Universe median return by 0.53%, the S&P 500 Index return by 1.01%, and the Peer Group median return by 2.79%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the S&P 500 Index return by 5.90%, 8.41%, and 12.04%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the S&P 500 Index return by 1.22%, 3.90%, and 5.10%, respectively. The Board noted, however, that in each of 2009, 2010, 2012, 2013, and 2016, the Fund’s total return had been above that of the S&P 500 Index, and in 2012 and 2013, the Fund’s total return had been in the top decile of funds in the Fund Universe. The Board also noted that the Fund is in the process of being reorganized out of the Trust into a newly-created series of another trust.

Horizon Spin-Off and Corporate Restructuring Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, and higher than the Fund Universe median by 0.25%. The Trustees noted the Investment Advisor’s belief that the Peer Group provides a more meaningful basis of comparison than the Fund Universe. The Trustees also observed that the Investment Advisor serves as the investment advisor for a private fund with a similar objective and strategy as the Fund, and that the advisory fee for the private fund is the same as the advisory fee for the Fund, but the private fund is also subject to a performance fee. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.31%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017, noting that the Investment Advisor had waived almost its entire advisory fee and did not realize a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Horizon Spin-Off and Corporate Restructuring Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Horizon Asset Management LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Trustees noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was less than the standard fees it charges to its other clients with similar objectives and policies as the Fund. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of its sub-advisory fee), including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Fund.

Horizon Spin-off and Corporate Restructuring Fund

EXPENSE EXAMPLE

For the Six Months Ended October 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Class A	Actual Performance	$ 1,000.00	$ 1,107.90	$ 7.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Class C	Actual Performance	1,000.00	1,102.90	11.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.87	11.42
Institutional Class	Actual Performance	1,000.00	1,108.60	6.64
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.25% and 1.25% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Horizon Spin-off and Corporate Restructuring Fund

A series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 10005

Sub-Advisor

Horizon Asset Management LLC

470 Park Avenue South, 4th Floor South

New York, New York 10016

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Horizon Spin-off and Corporate Restructuring Fund Class A	LSHAX	461 418 840
Horizon Spin-off and Corporate Restructuring Fund Class C	LSHCX	461 418 832
Horizon Spin-off and Corporate Restructuring Fund Institutional Class	LSHUX	461 418 824

Privacy Principles of the Horizon Spin-off and Corporate Restructuring Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Horizon Spin-off and Corporate Restructuring Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding Mailings

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 207-7108.

Horizon Spin-off and Corporate Restructuring Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/08/18